OTHER ASSETS (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other Assets [Line Items]
Other assets	$ 121,380,141	¥ 786,276,275	¥ 474,477,684
VAT recoverable for solar power plants [Member]
Other Assets [Line Items]
Other assets		414,595,769	186,077,827
Prepayment for warranty insurance premium [Member]
Other Assets [Line Items]
Other assets		87,195,213	68,933,792
Prepayments for purchase of property, plant and equipment [Member]
Other Assets [Line Items]
Other assets		71,631,287	98,361,331
Prepayments for land lease [Member]
Other Assets [Line Items]
Other assets		66,596,038	20,419,212
Deferred charges [Member]
Other Assets [Line Items]
Other assets		59,874,717	47,390,407
Prepayments for construction of project assets [Member]
Other Assets [Line Items]
Other assets		57,578,600	¥ 48,797,710
Prepayment for roof lease [Member]
Other Assets [Line Items]
Other assets		2,080,000
Long-term deposit [Member]
Other Assets [Line Items]
Other assets		2,600,000
Prepaid Service charge for bank borrowing [Member]
Other Assets [Line Items]
Other assets		3,634,740
Insurance premium [Member]
Other Assets [Line Items]
Other assets		4,191,112
Long-term interest receivable [Member]
Other Assets [Line Items]
Other assets		3,521,735	¥ 2,230,777
Prepayments for land use rights [Member]
Other Assets [Line Items]
Other assets		1,950,000	¥ 1,955,518
Long receivables due from a third party [Member]
Other Assets [Line Items]
Other assets		9,000,000
Others [Member]
Other Assets [Line Items]
Other assets		¥ 1,827,064	¥ 311,110